Administrative Class Prospectus | Government Securities Portfolio | Administrative Class
Government Securities Portfolio
Objective
The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Fees and Expenses

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Administrative Class Prospectus Government Securities Portfolio Administrative Class
Advisory Fee		0.15%
Other Expenses		0.19%
Shareholder Administration Fee	[1]	0.15%
Total Annual Portfolio Operating Expenses	[2]	0.49%
Fee Waiver and/or Expense Reimbursement	[2]	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.35%
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class shares in connection with their customers' accounts.
[2]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.35%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative Class Prospectus Government Securities Portfolio Administrative Class	36	113	197	443

Principal Investment Strategies

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. These securities may include those issued or guaranteed either by the U.S. Treasury or certain agencies, authorities or instrumentalities of the U.S. Government.

Principal Risks

There can be no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. The risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

•  U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Annual Total Returns-Calendar Years

High Quarter	6/30/09	0.00%
Low Quarter	12/31/13	0.00%

Average Annual Total Returns (for Periods Ended December 31, 2013)
Average Annual Returns	Average Annual Returns, Past One Year	Average Annual Returns, Past Five Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Administrative Class Prospectus Government Securities Portfolio Administrative Class	0.01%	0.01%	0.22%	Mar. 19, 2008

You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.